Employee Benefit Plans (Details 2)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Defined benefit plan [Member]
Rate Assumptions
Weighted-average discount rate used in determining net periodic cost	6.10%	6.40%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	7.50%	7.50%
Weighted-average rate of compensation increase(1)	0.00%	0.00%
Weighted-average discount rate used in determination of projected benefit obligation	5.30%	6.10%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Rate Assumptions
Weighted-average discount rate used in determining net periodic cost	6.10%	6.40%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	0.00%	0.00%
Weighted-average rate of compensation increase(1)	0.00%	0.00%
Weighted-average discount rate used in determination of projected benefit obligation	5.30%	6.10%
Assumed health care cost trend:
Initial trend	9.00%	9.00%
Ultimate trend rate	5.00%	5.00%